Description of business and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2021
Description of business and basis of preparation of consolidated financial statements [abstract]
Description of business and basis of preparation of the consolidated financial statements

Note 2    Description of business and basis of preparation of the consolidated financial statements

2.1    Description of business

Orange provides B2C customers, businesses and other telecommunication operators with a wide range of services including fixed telephony and mobile telecommunications, data transmission and other value-added services, including mobile financial services. In addition to its role as a supplier of connectivity, the Group provides business services, primarily solutions in the fields of digital work, security and improving business line processes.

Telecommunication operator activities are regulated and dependent upon the granting of licenses, just as Mobile Financial Services activities have their own regulations.

2.2    Basis of preparation of the financial statements

The consolidated financial statements were approved by the Board of Directors' Meeting of February 16, 2022 and will be submitted for approval at the Shareholders' Meeting of May 19, 2022.

The 2021 consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as endorsed by the European Union. Comparative figures are presented for 2020 and 2019 using the same basis of preparation.

The data are presented in millions of euros, without a decimal. Rounding to the nearest million may in some cases lead to non-significant discrepancies in the totals and subtotals shown in the tables.

For the reported periods, the accounting standards and interpretations endorsed by the European Union are similar to the compulsory standards and interpretations published by the International Accounting Standards Board (IASB) with the exception of the texts currently being endorsed, that have no effect on the Group accounts. Consequently, the Group financial statements are prepared in accordance with the IFRS standards and interpretations, as published by the IASB.

The principles applied to prepare the 2021 financial data are based on:

–   all the standards and interpretations endorsed by the European Union compulsory at December 31, 2021;

–   options taken relating to date and methods of first application (see 2.3 below);

–   the recognition and measurement alternatives allowed by the IFRSs:

Standard		Alternative used
IAS 1	Accretion expense on operating liabilities (employee benefits, environmental liabilities and licenses)	Classification as financial expenses
IAS 2	Inventories	Measurement of inventories determined by the weighted average unit cost method
IAS 7	Interest paid and received dividends	Classification as net operating cash flows
IAS 16	Property, plant and equipment	Measurement at amortized historical cost
IAS 38	Intangible assets	Measurement at amortized historical cost
IFRS 3	Non-controlling interests	At the acquisition date, measurement either at fair value or at the portion of the net identifiable asset of the acquired entity

–     accounting positions adopted by the Group in accordance with paragraphs 10 to 12 of IAS 8:

Topic	Note
Presentation of consolidated financial statements	Financial statements and segment information
Operating taxes and levies payables	10.1
Income taxes	10.2
Non-controlling interests:
change in ownership interest in a subsidiary and transactions with owners	3 and 15.6

In the absence of any accounting standard or interpretation applicable to a specific transaction or event, the Group's management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

–  fairly present the Group’s financial position, financial performance and cash flows;

–  reflect the economic substance of transactions;

–  are neutral;

–  are prepared on a prudent basis; and

–  are complete in all material respects.

2.3    New standards and interpretations applied from January 1, 2021

2.3.1      Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans

The IFRS Interpretations Committee (IC) was asked to comment on the calculation of defined benefit pension plans for which the granting of rights is conditional on the employee's presence in the Group at the time of retirement (with loss of all rights in the event of early retirement) and for which the rights depend on seniority, while being capped at a certain number of years of service. For plans reviewed by the IFRS IC, the cap may be reached at a date prior to retirement.

In France, the interpretation of IAS 19 had led to the practice of measuring and recognizing the commitment on a straight-line basis over the employee's career with the Group. The commitment calculated in this way corresponds to the pro rata rights acquired by the employee at the time of retirement.

The decision of the IFRS IC, published on May 24, 2021, concludes, in this case, that no rights are acquired in the event of departure before retirement age and that the rights are capped after a certain number of years of seniority ("X"), and the commitment would only be recognized for the last X years of the employee's career within the company.

This decision was implemented by the Group at December 31, 2021 for plans falling within the scope of the Interpretation Committee's decision. The effect of this implementation mainly limited to retirement benefit plans in France.

As the application of this decision constitutes a change in accounting policy, the effects of the implementation have been calculated retrospectively and have affected the opening equity. The effect of the implementation of this decision on the income statement is not material for the periods presented.

The required information on employee benefits is presented in Note 6.2.

–  Effects on the consolidated statement of financial position:

(in millions of euros)	January 1,	Effects of	January 1,	2019	Effects of	December 31,	2020	Effects of	December 31,
	2019	IFRS IC	2019 restated	variation	IFRS IC	2019 restated	variation	IFRS IC	2020 restated
		decision	data		decision	data		decision	data
Assets
Deferred tax assets	2,893	(40)	2,853	(1,901)	(12)	940	(261)	(5)	674
Total non-current assets	82,446	(40)	82,406	(693)	(12)	81,701	886	(5)	82,582
Total assets	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676

Liabilities
Equity attributable to owners of the parent company	30,671	114	30,785	1,054	35	31,875	2,670	13	34,557
o/w reserves	(2,060)	114	(1,946)	985	—	(961)	2,927	—	1,966
o/w other comprehensive income	(571)	—	(571)	69	35	(467)	(257)	13	(711)
o/w deferred tax	232	—	232	(16)	(12)	203	(4)	(5)	195
o/w actuarial gains and losses	(504)	—	(504)	(107)	48	(563)	(33)	18	(579)
Equity attributable to non-controlling interests	2,580	—	2,580	107	—	2,687	(44)	—	2,643
Total Equity	33,251	114	33,364	1,161	35	34,561	2,626	13	37,200
Non-current employee benefits	2,823	(153)	2,670	(269)	(48)	2,353	(351)	(18)	1,984
Total non-current liabilities	39,644	(153)	39,491	4,917	(48)	44,360	(2,160)	(18)	42,182
Total equity and liabilities	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676

2.3.2      Amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: IBOR reform phase 2

The amendments to the standards for this phase 2 provide in particular practical expedients for the modification of financial instruments or leases related to the IBOR reform. For debt instruments affected by the IBOR reform, it will not be necessary to apply the provisions of IFRS 9 to determine whether the modification of the instrument is substantial. These amendments propose that modifications to financial instruments related to the reform be treated prospectively as an update to the interest rate with no impact on profit or loss. With regard to hedge accounting, the amendments introduce an exemption allowing hedge accounting to be maintained despite the change in future cash flows impacted by the change in rates due to the reform.

Discussions with the counterparties to negotiate the replacement of the indices with the new ones have been finalized. At December 31, 2021, the Group's exposure to financial instruments indexed to variable rates that are due to expire and maturing after the reform's implementation date is now nil.

2.3.3      IFRS IC decision on implementation costs of a cloud computing agreement — IAS 38

The IFRS IC has specified the cases in which configuration and adaptation costs for software acquired as part of SaaS ("software as a service") may be capitalized as intangible assets. In accordance with this decision, only services that result in the creation of an additional code controlled by the customer could be capitalized. Other services would be recognized as expenses for the period or as prepaid expenses. The method used to expense the implementation costs of the Group's SaaS contracts complies with the accounting provisions set out by the IFRS IC in its decision.

2.4    Main standards and interpretations compulsory after December 31, 2021 with no early application elected by the Group

2.4.1      Amendment to IAS 1: Classification of liabilities as current or non-current

The amendment to the standard clarifies the current requirements of IAS 1 on the classification of liabilities in an entity's balance sheet. This amendment is not expected to have a significant impact on the Group's statement of financial position. However, the implementation of this amendment could lead to the reclassification of certain liabilities from current to non-current, and vice versa. The date of entry into force of this amendment is January 1, 2024.

2.4.2      Amendment to IAS 16: Proceeds before intended use

The amendment clarifies that an entity is not permitted to recognize any revenue from the sale of items produced as a deduction from the cost of the fixed asset while preparing the asset for its intended use. The proceeds from selling such items are recognized in profit or loss. This amendment should have no effect on the Group's financial statements. The amendment is applicable from January 1, 2022.

2.4.3      Amendment to IAS 37: Onerous contracts – cost of fulfilling a contract

The clarifications provided by the amendment concern the incremental costs of fulfilling an onerous contract to be taken into account in the provision, namely the costs of direct labor and materials and the allocation of other costs directly related to the contract, for example the depreciation expense relating to a fixed asset used in fulfilling the contract. The potential provisions of this amendment are currently being analyzed. The amendment is applicable from January 1, 2022.

2.4.4      Amendment to IAS 12: Taxes — Deferred taxes related to an asset or liability acquired through a single transaction

The amendment introduces a new exception to the exemption from the initial recognition of deferred taxes. As a result of this amendment, an entity does not apply the initial recognition exemption for transactions that give rise to deductible temporary differences.

Under applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and a liability in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit. For example, this may occur when the lease liability and the corresponding right of use are recognized under IFRS 16 at the inception of a lease. The Group's accounting policies are already aligned with the proposals of the amendment. The provisions of this amendment will apply as of January 1, 2023.

2.5    Accounting policies, use of judgment and estimates

The accounting policies are presented within each note to which they refer. In summary:

Note	Topic	Accounting policies	Judgments and estimates (1)
1	Segment information	X
3	Changes in the scope of consolidation, takeovers (business combinations), internal transfer of consolidated shares, assets held for sale	X	X
4.1	Revenue	X	X
4.3	Trade receivables	X	X
4.4	Customer contract net assets and liabilities, costs of obtaining a contract and costs to fulfill a contract, unfulfilled performance obligations	X	X
4.5	Submarine cable consortiums, Orange Money	X
5.1	Advertising, promotion, sponsoring, communication and brand marketing costs	X
5.2	Litigation, acquisition and integration costs	X	X
5.3	Restructuring costs	X	X
5.4	Broadcasting rights and equipment inventories	X
5.6	Trade payables (goods and services)	X	X
6.2	Employee benefits	X	X
6.3	Employee share-based compensation	X
7	Goodwill, impairment of goodwill	X	X
8.2	Depreciation and amortization	X
8.3	Impairment of non-current assets	X	X
8.4	Other intangible assets	X	X
8.5	Property,plant and equipment financial liabilities	X	X
8.6	Fixed assets payables	X	X
8.7	Dismantling provisions	X	X
9	Leases	X	X
9.1	Right-of-use assets	X
9.2	Lease liabilities	X	X
10.1	Operating taxes and levies	X
10.2	Income taxes	X	X
11	Interests in associates and joint ventures	X	X
12	Transactions with related parties	X
13.3	Net financial debt	X	X
13.3	Cash and cash equivalents, bonds, bank loans and loans from multilateral lending institutions	X
13.4	Perpetual bonds redeemable for shares (TDIRA)	X	X
13.7	Financial assets (telecom activities)	X	X
13.8	Derivatives (telecom activities)	X
14.8	Fair value of financial assets and liabilities (telecom activities)	X	X
15.2	Treasury shares	X
15.4	Subordinated notes, equity component of perpetual bonds redeemable for shares (TDIRA)	X	X
15.5	Translation adjustments	X
15.6	Non-controlling interests	X
15.7	Earnings per share	X
17.1	Financial assets and liabilities of Mobile Financial Services	X
17.1.1	Financial assets related to Orange Bank activities	X	X
17.2.7	Fair value of financial assets and liabilities of Orange Bank		X
18	Litigation		X
(1)	See Notes 2.5.1 and 2.5.2

2.5.1      Use of judgment

In addition to the alternatives or accounting positions mentioned above in 2.2, Management exercises judgment in order to define the accounting policies for certain transactions:

Topic		Nature of accounting judgment
Notes 3 and 20	Control

Requiring judgment in certain circumstances with respect to the existence or not of the control

Continuous control assessment which can affect the scope of consolidation, as for instance when a shareholders’ agreement is revised or terminated, or when protective rights turn into substantive rights

Note 4	Revenue	Splitting transaction price between mobile and service Identification of distinct or non-distinct performance obligations
Notes 5, 10 and 18	Purchases and other expenses, tax and litigation

Litigation and tax: measurement of technical merits of the interpretations and legislative positions and qualification of the facts and circumstances

Onerous supplier contracts: trigger event, nature of unavoidable costs

Note 5	Purchases and other expenses	Reverse factoring: distinguishing operating debt and financial debt
Note 8	Fixed assets	Qualifying network, sites or equipment sharing among operators as joint operations
Note 9	Leases

Determination of the non-cancellable lease term and assessment of the exercise or not of termination, extension and purchase option

Separation of service and lease components of leases

"TowerCos" arrangements: electing the unit of account (tower or used space) and analyzing the arrangements in order to determine whether they contain a lease

Notes 13 and 15	Financial assets, liabilities and financial results (telecom activities) Equity	Distinguishing equity and debt: assessing specific contractual clauses

2.5.2      Use of estimates

In preparing the Group's financial statements, Orange's management makes estimates, insofar as many elements included in the financial statements cannot be measured precisely. Management revises these estimates if the underlying circumstances evolve or in light of new information or more experience. Consequently, the estimates made at December 31, 2021 may subsequently be changed.

Topic		Key sources of estimates on future income and/or cash flows
Notes 4, 14 and 17	Sales	Deciding duration of legally binding rights and obligations
Notes 5, 10 and 18	Risk of resources outflow linked to claims and litigation and to tax legislation Onerous contracts	Underlying assumptions of the assessment of legal and fiscal positions Identifying and releasing of uncertain legal and tax positions Underlying assumptions of the assessment
Notes 7.3, 7.4, 8.3, 8.4, 8.5 and 11	Measurement of the recoverable values for the impairment tests (goodwill, property, plant and equipment and intangible assets, investments accounted for under the equity method)

Sensitivity to discount rates, perpetual growth rate and business plans’ assumptions which affect the expected cash flows (revenues, EBITDAaL and investments)

Assessing the competitive, economic and financial environment of the countries where the Group operates

Note 10.2	Measurement of the recoverable value of deferred tax assets	Assessing the deferred tax assets’ recovery timeline when a tax entity reverts to profitability or when the tax legislation limits the use of tax loss carryforwards
Note 8	Fixed assets

Assessing assets’ useful life according to the change in the technological, regulatory or economic environment (notably the migration from the copper local loop into fiber and other greater bandwidth technologies, radio technology migration)

Provision for dismantling and restoring sites: dismantling timeframe, discount rate, expected cost

Note 9	Leases	Determination of the incremental borrowing rate of the lease when the implied interest rate is not identifiable in the lease Determination of the term of certain leases
Note 6.2	Employee benefits	Sensitivity to discount rates Sensitivity to sign-up rate senior plans
Notes 14 and 17	Fair value of financial assets and liabilities	Models, selection of parameters, fair value hierarchy, evaluation of non-performance risks

Furthermore, aside from the elements linked to the level of activity, income and future cash flows are sensitive to changes in financial market risks, notably interest rate and foreign exchange risks (see Note 14).

2.5.3Consideration of climate change risks

Natural disasters as well as other accidental events related to climate change, such as fires, could lead to significant destruction of the Orange Group's facilities, resulting in both service interruptions and high repair costs. The frequency and intensity of weather events related to climate change (e.g., floods, storms, heat waves) continue to increase, which could aggravate disasters and increase related damage. In the medium term, rising sea levels could affect sites and facilities located near the coast more often. While coverage of claims by insurers could decrease further, the damage caused by major disasters could result in significant costs to Orange, some of which could be at the expense of the Orange Group and thus affect its financial situation and prospects.

The Group is therefore integrating climate change risks more systematically into its activities. This can be seen in the assessment of these risks on the value of some of its assets through their depreciation schedule or as an event that could lead to the identification of an indication of impairment loss or on the eventual possibility of obtaining financing. Consideration of climate risks is also reflected in the Group's commitment to be carbon neutral by 2040. This commitment changes certain choices in terms of investments related to its activity.

Numerous projects have been initiated within the Group in order to understand the impacts of climate change on its operations. The implementation of actions to limit the effects of the Group's activities on climate change is also underway. The outcome of these projects could lead the Group to review certain accounting treatments, judgments or estimates. At December 31, 2021, the Group has not identified any significant impact on its financial statements at the stage of completion of the projects in progress.